Investment Securities (Securities Carried At Fair Value With Changes Recorded In Net Income) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 343.8
Gross Unrealized Gains	0.3
Gross Unrealized Losses	(4.4)
Fair Value	339.7
Mortgage-Backed Securities - Non-Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	343.8
Gross Unrealized Gains	0.3
Gross Unrealized Losses	(4.4)
Fair Value	$ 339.7